Other Non-financial Assets and Liabilities - Other non-financial liabilities (Detail) - CLP ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Financial Liabilities [Line Items]
Other current non-financial liabilities	$ 47,166,581	$ 45,508,383
Other non-current non-financial liabilities	1,177,968	1,302,759
VAT Credit and Other Taxes
Disclosure Of Financial Liabilities [Line Items]
Other current non-financial liabilities	40,117,141	31,616,664
Reimbursable financial contributions
Disclosure Of Financial Liabilities [Line Items]
Other non-current non-financial liabilities	1,177,968	1,302,759
Splices
Disclosure Of Financial Liabilities [Line Items]
Other current non-financial liabilities	3,860,816	9,283,177
Transfer of networks
Disclosure Of Financial Liabilities [Line Items]
Other current non-financial liabilities	1,473,486	2,845,708
Products and services
Disclosure Of Financial Liabilities [Line Items]
Other current non-financial liabilities	954,609	1,088,498
Other
Disclosure Of Financial Liabilities [Line Items]
Other current non-financial liabilities	$ 760,529	$ 674,336